Summary of Significant Accounting Policies - Schedule of Common Stock Subject to Possible Redemption (Details) - Common Stock Subject to Possible Redemption [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Subject to Possible to Redemption [Line Items]
Gross proceeds		$ 69,000,000
Less:
Proceeds allocated to Public Warrants		(43,470)
Proceeds allocated to Public Rights		(3,283,710)
Proceeds allocated to over-allotment option		(11,135)
Common Stock issuance cost		(4,376,044)
Plus:
Remeasurement of carrying value to redemption value	$ 2,829,574	7,714,359
Common stock subject to possible redemption at ending	$ 71,829,574
Common stock subject to possible redemption at beginning		$ 69,000,000